Schedule of Investments (unaudited)	iShares® MSCI EAFE Growth ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.2%
Ampol Ltd.	408,388	$8,148,451
APA Group	2,004,199	13,683,528
Aristocrat Leisure Ltd.	1,015,003	25,674,966
ASX Ltd.	348,152	15,844,232
Aurizon Holdings Ltd.	3,138,518	7,135,883
Brambles Ltd.	2,350,129	22,262,361
Cochlear Ltd.	111,634	18,304,357
Coles Group Ltd.	2,275,363	27,486,784
Commonwealth Bank of Australia	1,440,819	95,347,774
Computershare Ltd.	922,969	13,739,145
CSL Ltd.	819,694	163,640,954
Dexus	1,830,296	9,486,397
Endeavour Group Ltd./Australia	2,433,567	10,968,569
Goodman Group	2,867,722	36,969,611
IDP Education Ltd.	357,844	6,722,732
IGO Ltd.	1,159,560	10,678,252
Insurance Australia Group Ltd.	4,187,801	13,874,545
James Hardie Industries PLC	756,579	16,883,135
Lottery Corp. Ltd. (The)	3,781,754	12,680,158
Medibank Pvt Ltd.	4,684,711	11,086,640
Mineral Resources Ltd.	289,293	14,271,002
National Australia Bank Ltd.	5,359,072	103,168,300
Northern Star Resources Ltd.	1,977,786	17,641,466
Orica Ltd.	766,531	8,273,793
Pilbara Minerals Ltd.	4,313,152	12,276,138
Qantas Airways Ltd.(a)	1,029,370	4,539,464
QBE Insurance Group Ltd.	2,515,149	25,719,390
Ramsay Health Care Ltd.	202,609	8,712,434
REA Group Ltd.	90,362	8,498,403
Reece Ltd.	384,991	4,689,810
SEEK Ltd.	573,901	9,363,936
Sonic Healthcare Ltd.	503,484	11,868,599
Telstra Corp. Ltd.	3,441,295	9,983,934
Transurban Group	2,603,789	25,968,361
Treasury Wine Estates Ltd.	1,227,218	11,367,840
Wesfarmers Ltd.	1,921,087	66,456,928
WiseTech Global Ltd.	249,903	11,446,982
Woolworths Group Ltd.	2,067,941	53,346,292
Xero Ltd.(a)	229,422	14,321,835
		962,533,381
Austria — 0.1%
Verbund AG	115,820	10,314,996

Belgium — 0.8%
Anheuser-Busch InBev SA/NV	735,636	47,830,629
Argenx SE(a)	62,416	24,076,853
D’ieteren Group	42,521	8,006,230
Elia Group SA/NV	56,409	7,734,803
Sofina SA	17,176	3,943,484
UCB SA	107,640	10,005,956
Umicore SA	125,584	4,122,359
		105,720,314
Denmark — 5.5%
AP Moller - Maersk A/S, Class A	2,706	4,836,143
Carlsberg AS, Class B	165,609	27,407,746
Chr Hansen Holding A/S	179,167	13,944,467
Coloplast A/S, Class B	202,102	29,119,020
Demant A/S(a)	158,935	6,811,314
Security	Shares	Value

Denmark (continued)
DSV A/S	318,222	$59,890,108
Genmab A/S(a)	111,459	45,805,693
Novo Nordisk A/S, Class B	2,814,676	468,233,596
Novozymes A/S, Class B	347,121	18,072,049
Orsted AS(b)	112,615	10,107,205
Tryg A/S	611,667	14,455,510
Vestas Wind Systems A/S(a)	1,710,474	47,329,819
		746,012,670
Finland — 0.5%
Elisa OYJ	84,431	5,243,274
Kone OYJ, Class B	202,315	11,542,221
Metso Outotec OYJ	1,126,411	12,436,392
Neste OYJ	716,859	34,742,157
Orion OYJ, Class B	91,313	4,289,254
		68,253,298
France — 15.0%
Accor SA(a)	191,764	6,803,231
Aeroports de Paris(a)	50,607	8,041,754
Air Liquide SA	889,699	160,048,209
Airbus SE	1,004,875	140,717,350
BioMerieux	71,994	7,538,157
Bureau Veritas SA	499,239	14,395,607
Capgemini SE	278,963	50,870,949
Carrefour SA	505,305	10,510,651
Dassault Aviation SA	27,808	5,434,177
Dassault Systemes SE	1,133,086	45,998,340
Edenred	424,317	27,569,420
Eiffage SA	71,401	8,498,420
EssilorLuxottica SA	247,189	48,938,486
Eurofins Scientific SE	114,713	8,012,682
Getlink SE	383,435	7,166,109
Hermes International	53,834	116,877,676
Ipsen SA	41,932	5,084,891
Kering SA	127,439	81,607,692
La Francaise des Jeux SAEM(b)	180,624	7,720,201
Legrand SA	452,015	42,784,998
L’Oreal SA	410,391	196,132,830
LVMH Moet Hennessy Louis Vuitton SE	470,618	452,678,582
Pernod Ricard SA	351,205	81,110,471
Remy Cointreau SA	39,550	6,843,259
Safran SA	581,657	90,459,143
Sartorius Stedim Biotech	46,940	12,575,163
Schneider Electric SE	922,232	160,829,707
Sodexo SA	150,261	16,103,174
Teleperformance	100,654	20,116,259
Thales SA	180,917	27,608,544
Valeo	351,653	6,866,608
Vinci SA	914,846	113,158,412
Wendel SE	45,793	5,137,024
Worldline SA/France(a)(b)	405,901	17,657,794
		2,011,895,970
Germany — 5.8%
adidas AG	274,481	48,337,757
Bechtle AG	139,900	6,506,634
Beiersdorf AG	170,963	23,871,453
Brenntag SE	262,081	21,360,815
Carl Zeiss Meditec AG, Bearer	68,480	9,210,718
Delivery Hero SE(a)(b)	289,150	11,557,669
Deutsche Boerse AG	328,512	62,650,105

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Growth ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Deutsche Telekom AG, Registered	5,510,889	$132,877,319
GEA Group AG	167,692	7,887,034
Hannover Rueck SE	51,279	10,956,221
HelloFresh SE(a)	283,076	7,601,196
Infineon Technologies AG	2,222,577	80,939,079
Merck KGaA	218,926	39,268,493
MTU Aero Engines AG	90,626	23,795,621
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	154,253	57,972,509
Nemetschek SE	99,334	7,764,276
Puma SE	179,462	10,516,127
Rational AG	8,799	6,372,847
Rheinmetall AG	73,890	21,641,846
RWE AG	381,584	17,891,039
SAP SE	622,019	84,169,204
Scout24 SE(b)	137,007	8,539,250
Siemens Healthineers AG(b)	478,034	29,793,775
Symrise AG	225,989	27,304,556
Zalando SE(a)(b)	380,265	15,640,093
		774,425,636
Hong Kong — 2.8%
AIA Group Ltd.	20,225,400	220,195,374
Budweiser Brewing Co. APAC Ltd.(b)(c)	3,457,500	9,989,441
ESR Group Ltd.(b)	3,769,000	5,891,492
Futu Holdings Ltd., ADR(a)(c)	102,542	4,539,534
Galaxy Entertainment Group Ltd.(a)	3,933,000	27,992,305
Hong Kong Exchanges & Clearing Ltd.	1,781,400	73,958,205
Sands China Ltd.(a)	2,697,200	9,659,800
Techtronic Industries Co. Ltd.	2,338,000	25,293,623
WH Group Ltd.(b)	9,539,000	5,310,728
		382,830,502
Ireland — 0.8%
Flutter Entertainment PLC, Class DI(a)	282,910	56,530,393
Kerry Group PLC, Class A	269,974	28,434,903
Kingspan Group PLC	263,625	18,269,144
		103,234,440
Israel — 0.7%
Bezeq The Israeli Telecommunication Corp. Ltd.	3,550,619	4,833,906
Check Point Software Technologies Ltd.(a)(c)	170,814	21,754,871
CyberArk Software Ltd.(a)	34,835	4,340,441
Elbit Systems Ltd.	45,313	8,388,328
ICL Group Ltd.	1,205,823	7,489,154
Mizrahi Tefahot Bank Ltd.	92,996	3,049,642
Nice Ltd.(a)	107,749	22,086,351
Tower Semiconductor Ltd.(a)	186,157	8,208,003
Wix.com Ltd.(a)	97,477	8,502,919
		88,653,615
Italy — 1.2%
Amplifon SpA	214,059	7,858,084
DiaSorin SpA	43,415	4,715,421
Ferrari NV	214,635	59,807,688
FinecoBank Banca Fineco SpA	1,035,534	15,696,300
Infrastrutture Wireless Italiane SpA(b)	579,430	8,042,209
Moncler SpA	348,121	25,824,022
Nexi SpA(a)(b)	1,005,332	8,336,002
Prysmian SpA	432,370	17,695,015
Recordati Industria Chimica e Farmaceutica SpA	178,845	8,232,669
Telecom Italia SpA/Milano(a)(c)	5,223,025	1,536,158
Security	Shares	Value

Italy (continued)
Tenaris SA	523,012	$7,481,827
		165,225,395
Japan — 20.4%
Advantest Corp.	309,200	24,096,534
Aeon Co. Ltd.	1,105,100	22,524,147
Ajinomoto Co. Inc.(c)	774,200	27,843,599
ANA Holdings Inc.(a)	135,000	2,944,761
Asahi Intecc Co. Ltd.	365,800	6,619,604
Astellas Pharma Inc.	1,090,600	16,429,408
Azbil Corp.	197,700	5,529,026
Bandai Namco Holdings Inc.	1,020,100	23,171,992
BayCurrent Consulting Inc.	222,100	7,720,193
Capcom Co. Ltd.	292,400	10,987,690
Chugai Pharmaceutical Co. Ltd.	1,141,400	29,454,555
CyberAgent Inc.	729,700	6,367,798
Daifuku Co. Ltd.	517,200	9,529,294
Daiichi Sankyo Co. Ltd.	2,983,600	102,381,055
Daikin Industries Ltd.	424,100	77,029,737
Denso Corp.	734,300	44,324,981
Disco Corp.	148,800	16,941,651
East Japan Railway Co.	178,500	10,214,056
Eisai Co. Ltd.	212,800	12,279,262
FANUC Corp.	1,071,800	36,195,965
Fast Retailing Co. Ltd.	297,200	70,377,447
Fuji Electric Co. Ltd.	75,200	3,035,484
Fujitsu Ltd.	336,200	44,807,801
GLP J-Reit	3,703	4,230,955
GMO Payment Gateway Inc.	71,200	5,568,679
Hamamatsu Photonics KK	238,700	12,654,406
Hankyu Hanshin Holdings Inc.	136,400	4,258,583
Hikari Tsushin Inc.	34,500	4,707,354
Hirose Electric Co. Ltd.	48,500	6,545,504
Hoshizaki Corp.	94,600	3,331,923
Hoya Corp.	609,300	63,888,139
Ibiden Co. Ltd.	188,300	7,408,892
ITOCHU Corp.	1,007,400	33,420,354
Itochu Techno-Solutions Corp.	164,200	4,252,053
Japan Airlines Co. Ltd.	119,100	2,272,022
Japan Exchange Group Inc.	955,400	15,513,576
JSR Corp.	302,800	7,026,000
Kao Corp.	399,200	16,131,059
Keio Corp.	84,011	3,120,163
Keisei Electric Railway Co. Ltd.	141,900	5,007,496
Keyence Corp.	330,848	149,197,915
Kikkoman Corp.	246,100	14,577,412
Kintetsu Group Holdings Co. Ltd.	101,400	3,422,986
Kirin Holdings Co. Ltd.	1,394,500	22,654,091
Kobayashi Pharmaceutical Co. Ltd.	83,900	5,235,529
Kobe Bussan Co. Ltd.	253,100	7,078,803
Koei Tecmo Holdings Co. Ltd.	199,700	3,672,437
Koito Manufacturing Co. Ltd.	354,700	6,861,124
Konami Group Corp.	154,900	7,621,695
Kose Corp.	58,900	6,873,347
Kubota Corp.	603,100	9,138,768
Kurita Water Industries Ltd.	176,800	7,409,485
Kyowa Kirin Co. Ltd.	457,000	10,168,880
Lasertec Corp.	129,700	17,645,168
M3 Inc.	745,300	18,294,113
Makita Corp.	133,200	3,757,664
MatsukiyoCocokara & Co.(c)	127,700	6,838,312

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Growth ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
McDonald’s Holdings Co. Japan Ltd.	145,800	$6,074,062
MINEBEA MITSUMI Inc.	613,100	11,353,769
MISUMI Group Inc	483,400	12,194,825
Mitsui Fudosan Co. Ltd.	1,536,000	30,508,043
MonotaRO Co. Ltd.	423,800	6,411,625
Murata Manufacturing Co. Ltd.	983,200	55,783,006
NEC Corp.	399,000	15,343,666
Nexon Co. Ltd.	805,400	18,194,269
Nidec Corp.	760,400	37,626,158
Nihon M&A Center Holdings Inc.	517,400	3,954,925
Nintendo Co. Ltd.	1,885,600	79,718,207
Nippon Paint Holdings Co. Ltd.	1,404,600	12,672,636
Nippon Prologis REIT Inc.	1,278	2,911,376
Nippon Sanso Holdings Corp.	292,900	5,284,700
Nippon Shinyaku Co. Ltd.	80,100	3,662,868
Nippon Telegraph & Telephone Corp.	2,021,300	61,677,902
Nissan Chemical Corp.	214,600	9,537,263
Nissin Foods Holdings Co. Ltd.	105,800	10,200,389
Nitori Holdings Co. Ltd.	92,200	11,740,362
Nitto Denko Corp.	241,700	15,625,474
Nomura Research Institute Ltd.	670,970	16,881,302
NTT Data Corp.	1,067,500	14,500,005
Obic Co. Ltd.	116,500	17,949,754
Odakyu Electric Railway Co. Ltd.	248,700	3,473,920
Olympus Corp.	2,076,500	36,352,071
Omron Corp.	205,300	12,042,716
Ono Pharmaceutical Co. Ltd.	609,400	12,270,326
Open House Group Co. Ltd.	137,500	5,496,250
Oracle Corp. Japan	65,800	4,722,386
Oriental Land Co. Ltd./Japan	1,104,800	39,097,963
Otsuka Corp.	128,100	4,662,716
Otsuka Holdings Co. Ltd.	662,100	22,525,142
Pan Pacific International Holdings Corp.	642,100	11,998,879
Persol Holdings Co. Ltd.	303,300	6,253,868
Rakuten Group Inc.	738,100	3,681,606
Recruit Holdings Co. Ltd.	2,450,600	68,748,115
Renesas Electronics Corp.(a)	2,017,500	26,292,966
Rohm Co. Ltd.	147,300	11,089,943
SCSK Corp.	267,600	4,040,174
Secom Co. Ltd.	179,700	11,506,909
Sekisui Chemical Co. Ltd.	628,500	8,945,094
Seven & i Holdings Co. Ltd.	1,280,500	58,028,983
SG Holdings Co. Ltd.	489,400	7,042,374
Shimadzu Corp.	398,300	12,457,533
Shimano Inc.	126,500	19,563,529
Shin-Etsu Chemical Co. Ltd.	3,146,500	89,787,945
Shionogi & Co. Ltd.	289,500	12,959,332
Shiseido Co. Ltd.	675,300	33,849,942
SMC Corp.	98,400	49,076,491
Sony Group Corp.	2,144,200	193,993,708
Square Enix Holdings Co. Ltd.	144,300	7,100,875
Subaru Corp.	362,200	5,911,761
Suntory Beverage & Food Ltd.	150,800	5,676,922
Sysmex Corp.	283,400	18,229,190
TDK Corp.	659,700	22,679,759
Terumo Corp.	1,092,100	32,703,787
TIS Inc.	383,200	10,522,562
Tobu Railway Co. Ltd.	162,600	4,150,494
Toho Co. Ltd./Tokyo	119,000	4,727,457
Tokio Marine Holdings Inc.	3,106,800	62,468,483
Security	Shares	Value

Japan (continued)
Tokyo Electron Ltd.	762,100	$87,264,630
Tokyu Corp.	450,500	6,359,270
Toshiba Corp.	661,200	21,303,715
TOTO Ltd.	117,100	4,005,021
Trend Micro Inc./Japan	111,800	5,462,936
Unicharm Corp.	697,900	28,174,160
USS Co. Ltd.	225,200	3,784,256
Welcia Holdings Co. Ltd.	162,200	3,395,990
West Japan Railway Co.	132,000	5,721,111
Yakult Honsha Co. Ltd.	216,000	16,246,212
Yamaha Corp.	239,200	9,426,778
Yamato Holdings Co. Ltd.	486,400	8,355,178
Yaskawa Electric Corp.	270,200	11,004,066
Yokogawa Electric Corp.	252,100	4,094,303
Z Holdings Corp.	4,537,000	12,427,937
ZOZO Inc.	212,800	4,478,237
		2,746,033,484
Netherlands — 6.3%
Adyen NV(a)(b)	37,166	59,720,264
Akzo Nobel NV	309,235	25,653,596
ASM International NV	79,374	28,816,685
ASML Holding NV	685,256	434,871,941
Davide Campari-Milano NV	889,291	11,460,710
Heineken Holding NV	195,086	18,724,582
Heineken NV	439,079	50,417,325
IMCD NV	96,715	14,559,407
JDE Peet’s NV	112,427	3,419,181
Prosus NV	1,365,962	102,219,781
QIAGEN NV(a)	399,256	17,855,026
Universal Music Group NV	1,229,394	26,859,087
Wolters Kluwer NV	438,519	58,101,001
		852,678,586
New Zealand — 0.2%
Auckland International Airport Ltd.(a)	1,386,062	7,589,181
EBOS Group Ltd.	179,642	4,929,918
Fisher & Paykel Healthcare Corp. Ltd.	980,160	16,812,588
Meridian Energy Ltd.	1,107,715	3,751,485
		33,083,172
Norway — 0.2%
Adevinta ASA(a)	497,891	3,835,232
Gjensidige Forsikring ASA	121,755	2,120,940
Kongsberg Gruppen ASA	151,152	6,789,108
Mowi ASA	703,008	13,412,890
Salmar ASA	72,777	3,233,372
		29,391,542
Portugal — 0.1%
Jeronimo Martins SGPS SA	481,646	12,154,438

Singapore — 1.4%
CapitaLand Ascott Trust	251,974	204,579
Capitaland Investment Ltd/Singapore	4,420,600	12,374,248
DBS Group Holdings Ltd.	3,078,600	76,072,062
Genting Singapore Ltd.(c)	5,183,600	4,409,818
Grab Holdings Ltd., Class A(a)(c)	2,211,777	6,436,271
Sea Ltd., ADR(a)(c)	614,892	46,836,324
Singapore Airlines Ltd.	2,277,200	10,015,779
Singapore Exchange Ltd.	1,226,800	8,828,818
Singapore Technologies Engineering Ltd.	2,670,700	7,270,509
Singapore Telecommunications Ltd.	9,514,500	18,233,122

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Growth ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore (continued)
UOL Group Ltd.	282,600	$1,474,288
		192,155,818
Spain — 1.4%
Acciona SA	42,112	7,802,884
Aena SME SA(a)(b)	82,773	13,940,371
Amadeus IT Group SA(a)	763,042	53,630,408
Cellnex Telecom SA(b)	960,805	40,453,730
Corp. ACCIONA Energias Renovables SA	112,896	4,053,770
EDP Renovaveis SA	215,714	4,794,823
Grifols SA(a)	509,968	5,249,411
Industria de Diseno Textil SA	1,854,693	63,758,342
		193,683,739
Sweden — 3.4%
Alfa Laval AB	490,472	17,994,105
Assa Abloy AB, Class B	1,692,726	40,330,890
Atlas Copco AB, Class A	2,956,096	42,757,333
Atlas Copco AB, Class B	2,645,618	33,934,817
Embracer Group AB(a)(c)	1,110,966	5,799,970
Epiroc AB, Class A	1,117,727	22,391,503
Epiroc AB, Class B	663,187	11,418,843
EQT AB	637,128	13,722,559
Essity AB, Class B	1,032,306	31,284,309
Evolution AB(b)	309,800	41,391,892
Fastighets AB Balder, Class B(a)	385,762	1,796,037
Getinge AB, Class B	389,600	9,888,386
Hexagon AB, Class B	3,297,932	37,760,351
Industrivarden AB, Class A	79,376	2,271,197
Industrivarden AB, Class C	262,693	7,501,601
Indutrade AB	464,850	11,161,932
Investment AB Latour, Class B	250,458	5,422,838
Investor AB, Class B	1,080,559	23,213,792
Kinnevik AB, Class B(a)	417,592	6,860,184
L E Lundbergforetagen AB, Class B	46,166	2,215,096
Lifco AB, Class B	399,312	9,106,108
Nibe Industrier AB, Class B	2,577,740	28,862,628
Sagax AB, Class B	325,627	7,987,227
Sandvik AB	1,174,469	23,923,713
Svenska Cellulosa AB SCA, Class B	372,165	5,105,997
Swedish Orphan Biovitrum AB(a)	290,894	7,079,046
		451,182,354
Switzerland — 14.3%
ABB Ltd., Registered	2,671,865	96,383,827
Alcon Inc.	846,150	61,613,525
Bachem Holding AG, Class A	57,289	6,258,249
Barry Callebaut AG, Registered	6,027	12,868,184
BKW AG	35,148	6,018,979
Chocoladefabriken Lindt & Spruengli AG, Participation
Certificates, NVS	1,758	21,706,240
Chocoladefabriken Lindt & Spruengli AG, Registered	204	25,145,417
Cie. Financiere Richemont SA, Class A, Registered	887,321	146,674,861
Clariant AG, Registered	238,646	3,980,664
Coca-Cola HBC AG, Class DI	119,339	3,643,024
Credit Suisse Group AG, Registered(a)(c)	3,104,167	2,793,271
DSM-Firmenich AG(a)	192,446	25,183,810
EMS-Chemie Holding AG, Registered	11,898	9,771,844
Geberit AG, Registered	60,766	34,609,998
Givaudan SA, Registered	15,698	54,911,090
Kuehne + Nagel International AG, Registered	91,604	27,138,226
Logitech International SA, Registered	293,746	17,383,058
Security	Shares	Value

Switzerland (continued)
Lonza Group AG, Registered	126,749	$79,045,756
Nestle SA, Registered	4,668,789	598,956,891
Partners Group Holding AG	26,518	25,741,892
Roche Holding AG, Bearer	45,571	15,421,292
Roche Holding AG, NVS	1,194,227	373,960,415
Schindler Holding AG, Participation Certificates, NVS	34,243	7,652,340
Schindler Holding AG, Registered	39,956	8,535,512
SGS SA	133,269	12,060,222
SIG Group AG	519,608	13,907,639
Sika AG, Registered	247,367	68,328,433
Sonova Holding AG, Registered	88,123	27,946,105
STMicroelectronics NV	1,157,511	49,514,945
Straumann Holding AG	189,168	28,460,432
Swiss Re AG	332,257	33,459,579
Temenos AG, Registered	108,736	9,159,227
VAT Group AG(b)	45,823	16,165,870
		1,924,400,817
United Kingdom — 10.9%
Ashtead Group PLC	747,206	43,080,998
Associated British Foods PLC	602,729	14,850,384
AstraZeneca PLC	2,634,586	387,713,405
Auto Trader Group PLC(b)	1,593,278	12,741,398
BAE Systems PLC	1,853,694	23,616,026
Bunzl PLC	370,961	14,766,875
Burberry Group PLC	666,799	21,765,642
CNH Industrial NV	1,726,900	24,300,654
Compass Group PLC	2,989,950	78,877,755
Croda International PLC	153,452	13,482,204
Diageo PLC	3,864,348	176,276,438
Entain PLC	996,170	18,151,475
Experian PLC	1,560,499	55,249,276
Halma PLC	642,342	18,681,482
Informa PLC	2,453,432	22,304,335
InterContinental Hotels Group PLC	296,852	20,410,563
Intertek Group PLC	273,080	14,285,966
JD Sports Fashion PLC	4,366,528	8,862,158
London Stock Exchange Group PLC	647,206	67,952,274
Melrose Industries PLC	32	165
NMC Health PLC, NVS(d)	50,450	1
Ocado Group PLC(a)	341,685	2,174,604
Reckitt Benckiser Group PLC	1,217,775	98,408,120
RELX PLC	3,255,661	108,474,361
Rentokil Initial PLC	4,283,555	34,102,476
Rolls-Royce Holdings PLC(a)	14,157,324	27,120,754
Sage Group PLC (The)	1,723,723	17,776,638
Segro PLC	1,329,727	13,999,265
Severn Trent PLC	148,814	5,481,353
Smiths Group PLC	214,603	4,537,705
Spirax-Sarco Engineering PLC	124,557	17,405,598
Standard Chartered PLC	1,480,551	11,730,601
Unilever PLC	1,509,955	84,077,511
Whitbread PLC	119,568	4,894,162
		1,467,552,622
Total Common Stocks — 99.0%
(Cost: $12,061,424,412)		13,321,416,789

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Growth ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Germany — 0.3%
Dr Ing hc F Porsche AG, Preference Shares, NVS(a)(c)	193,099	$24,179,647
Sartorius AG, Preference Shares, NVS	41,275	16,043,150
		40,222,797
Total Preferred Stocks — 0.3%
(Cost: $31,352,332)		40,222,797
Total Long-Term Investments — 99.3%
(Cost: $12,092,776,744)		13,361,639,586

Short-Term Securities

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(e)(f)(g)	62,513,771	62,532,525
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(e)(f)	13,630,000	13,630,000

Total Short-Term Securities — 0.5%
(Cost: $76,148,013)		76,162,525

Total Investments — 99.8%
(Cost: $12,168,924,757)		13,437,802,111

Other Assets Less Liabilities — 0.2%		20,595,662

Net Assets — 100.0%		$13,458,397,773

(a)	Non-Income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$30,380,895	$32,094,879	(a)	$—	$47,235	$9,516	$62,532,525	62,513,771	$291,633	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,190,000	11,440,000	(a)	—	—	—	13,630,000	13,630,000	65,051		2
					$47,235	$9,516	$76,162,525		$356,684		$2

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending Income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	221	06/08/23	$33,489	$1,133,980
Euro STOXX 50 Index	898	06/16/23	42,817	1,449,451

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Growth ETF
April 30, 2023

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
FTSE 100 Index	129	06/16/23	$12,747	$311,139
				$2,894,570

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (Including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (Including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments Include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$121,013,351	$13,200,403,437	$1	$13,321,416,789
Preferred Stocks	—	40,222,797	—	40,222,797
Short-Term Securities
Money Market Funds	76,162,525	—	—	76,162,525
	$197,175,876	$13,240,626,234	$1	$13,437,802,111
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$2,894,570	$—	$2,894,570

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares